Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Private warrants [Member]
Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants [Line Items]
Expected term (years)	7 years	7 years
Expected volatility	93.40%	47.10%
Credit spread
Dividend yield
Risk free interest rate	3.90%	1.40%
Embedded derivative [Member]
Financial Instruments (Details) - Schedule of Relevant In the Determination of Fair Value of the Private Warrants [Line Items]
Expected term (years)	4 years
Expected volatility	62.30%
Credit spread	25.90%
Dividend yield
Risk free interest rate	4.10%